Business Combinations - Additional Information (Detail) - PlainsCapital Bank $ in Thousands		12 Months Ended
	Jun. 24, 2016 USD ($) Business	Dec. 31, 2017
Business Acquisition [Line Items]
Number of businesses acquired | Business	1
Branch Deposits | $	$ 36,696
Premium On Deposits	1.75%
Core Deposit Intangible
Business Acquisition [Line Items]
Branch acquisition		10 years